Provision for Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Provision for Employee Benefits [Abstract]
Schedule of Annual Voluntary Resignation	Annual Voluntary Resignation: Age related rates as follows.
Age Group (Years)	Annual Voluntarily Resignation Rate of Direct Cost Staff	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	14%	21%
31-40	7%	14%
41-50	5%	9%
Above 50	0%	0%
	As of December 31,
Age Group (Years)	2025	2024
Below 31	21%	22%
31-40	14%	15%
41-50	9%	12%
Above 50	0%	0%

Schedule of Movement in the Present Value of Plan A’s Defined Benefit Obligation

Movement in the present value of Plan A’s retired benefit obligation:

	As of December 31,
	2025	2024
Defined benefit obligations at January 1,	$5,527,788	$4,910,067
Benefits paid during the year	(661,346)	(443,213)
Current service costs	613,356	519,077
Interest	102,313	114,422
Past service cost and gain on settlement	36,119	79,935
Actuarial loss	361,992	352,577
Exchange differences	511,691	(5,077)
Defined benefit obligations at December 31,	$6,491,913	$5,527,788

Movement in the present value of Plan B’s retired benefit obligation:

	As of December 31,
	2025	2024
Defined benefit obligations at January 1,	$20,938	$25,915
Benefits paid during the year	-	(10,163)
Current service costs	695	5,079
Interest	24	399
Past service cost and loss on settlement	-	9,729
Actuarial gain	(20,967)	(9,805)
Exchange differences	1,074	(216)
Defined benefit obligations at December 31,	$1,764	$20,938

Schedule of Significant Actuarial Assumption

For the year ended December 31, 2025

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,911,032	$(580,882)	-8.95	-1	$7,171,409	$679,495	10.47
Salary Increase Rate	1	6,943,004	451,090	6.95	-1	6,100,759	(391,154)	-6.03
Turnover Rate	1	6,212,256	(279,657)	-4.31	-1	6,598,498	106,584	1.64
Life Expectancy	+1 Year	6,508,466	16,552	0.26	-1 Year	6,475,487	(16,427)	-0.25

For the year ended December 31, 2024

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,070,154	$(457,634)	-8.28	-1	$6,060,911	$533,123	9.64
Salary Increase Rate	1	5,879,873	352,086	6.37	-1	5,221,419	(306,369)	-5.54
Turnover Rate	1	5,319,429	(208,359)	-3.77	-1	5,601,164	73,376	1.33
Life Expectancy	+1 Year	5,540,629	12,841	0.23	-1 Year	5,515,047	(12,741)	-0.23

For the year ended December 31, 2025

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$1,483	$(281)	-15.91	-1	$2,113	349	19.78
Salary Increase Rate	1	1,995	231	13.10	-1	1,578	(186)	-10.54
Turnover Rate	1	1,559	(205)	-11.61	-1	1,947	183	10.40
Life Expectancy	+1 Year	1,770	6	0.33	-1 Year	1,758	(6)	-0.34

For the year ended December 31, 2024

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$18,348	$(2,590)	-12.37	-1	$24,001	3,063	14.63
Salary Increase Rate	1	23,546	2,608	12.46	-1	18,711	(2,227)	-10.63
Turnover Rate	1	19,029	(1,909)	-9.12	-1	22,192	1,254	5.99
Life Expectancy	+1 Year	20,992	54	0.26	-1 Year	20,884	(54)	-0.26

Schedule of Defined Benefit Obligation

Maturity profile of the defined benefit obligation as of December 31, 2025 and 2024, are as follow:

	As of December 31,
Year	2025	2024
Within 1 Year	$429,062	$513,751
2 Year	363,409	259,610
3 Year	271,163	334,829
4 Year	297,712	249,094
5 Year	379,657	266,592
6 Year	539,542	367,826
7 Year	247,946	595,721
8 Year	202,051	227,444
9 Year	413,574	198,420
10 Year	429,953	379,742
11-25 Years	15,934,027	14,197,001
>25 Years	9,104,575	8,227,099

Maturity profile of the defined benefit obligation as of December 31, 2025 and 2024, are as follow:

	As of December 31,
Year	2025	2024
Within 10 Years	$-	$-
11-25 Years	42,794	220,881
>25 Years	108,776	203,717